Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Carrying amount		€ 3,342	€ 3,055
Pharmaceuticals
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 154	205	297
Acquisitions of property, plant and equipment	755	773	1,046
Acquisitions of other intangible assets	532	321	434
Consumer Healthcare
Disclosure of operating segments [line items]
Investments accounted for using the equity method	0	4	20
Acquisitions of property, plant and equipment	95	88	5
Acquisitions of other intangible assets	6	51	7
Vaccines
Disclosure of operating segments [line items]
Investments accounted for using the equity method	47	40	30
Acquisitions of property, plant and equipment	404	462	364
Acquisitions of other intangible assets	322	121	121
Reportable segments
Disclosure of operating segments [line items]
Investments accounted for using the equity method	201	249	347
Acquisitions of property, plant and equipment	1,254	1,323	1,415
Acquisitions of other intangible assets	€ 860	€ 493	€ 562